Leases - Summary of Impairment Charges for Lease Right-of-use Assets Explanatory (Details) - Right-of-use assets € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charges for lease right-of-use assets	€ 74
Cost of revenue
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charges for lease right-of-use assets	4
Research and development
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charges for lease right-of-use assets	46
Sales and marketing
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charges for lease right-of-use assets	13
General and administrative
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charges for lease right-of-use assets	€ 11